UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-481-4123

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

AERCAP HOLDINGS N.V.

Ticker Symbol:AER	Cusip Number:N00985106
Record Date: 3/26/2012	Meeting Date: 5/31/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	REDUCTION OF CAPITAL THROUGH CANCELLATION OF THE COMPANY'S ORDINARY SHARES WHICH MAY BE ACQUIRED PURSUANT TO THE AUTHORIZATIONS TO REPURCHASE SHARES.	For	Issuer	For	With
11	AMENDMENT TO THE ARTICLES OF ASSOCIATION AND DESIGNATION OF EACH OF THE COMPANY'S DIRECTORS AND EACH LAWYER AT NAUTADUTILH N.V. TO IMPLEMENT THE AMENDMENT TO THE ARTICLES OF ASSOCIATION.	For	Issuer	For	With
3	ADOPTION OF THE ANNUAL ACCOUNTS FOR THE 2011 FINANCIAL YEAR.	For	Issuer	For	With
5	RELEASE OF LIABILITY OF THE DIRECTORS WITH RESPECT TO THEIR MANAGEMENT DURING THE 2011 FINANCIAL YEAR.	For	Issuer	For	With
6	DESIGNATION OF MR. KEITH A. HELMING AS THE DESIGNATED PERSON IN ARTICLE 16, PARAGRAPH 8 OF THE ARTICLES OF ASSOCIATION.	For	Issuer	For	With
7	APPOINTMENT OF PRICEWATERHOUSECOOPERS ACCOUNTANTS N.V. AS THE REGISTERED ACCOUNTANTS OF THE COMPANY.	For	Issuer	For	With
8	REDUCTION OF CAPITAL THROUGH CANCELLATION OF THE COMPANY'S ORDINARY SHARES ACQUIRED PURSUANT TO THE SHARE REPURCHASE PROGRAM IN 2011.	For	Issuer	For	With
9A	AUTHORIZATION OF THE BOARD OF DIRECTORS TO REPURCHASE ORDINARY SHARES.	For	Issuer	For	With
9B	CONDITIONAL AUTHORIZATION OF THE BOARD OF DIRECTORS TO REPURCHASE ADDITIONAL ORDINARY SHARES.	For	Issuer	For	With

ARCHER-DANIELS-MIDLAND COMPANY

Ticker Symbol:ADM	Cusip Number:039483102
Record Date: 9/9/2011	Meeting Date: 11/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. G.W. Buckley 1b. M.H. Carter 1c. T. Crews 1d. P. Dufour 1e. D.E. Felsinger 1f. A. Maciel 1g. PJ. Moore 1h. T.F. O'Neill 1i. K.R. Westbrook 1j. P.A. Woertz	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent accountants for the fiscal year ending June 30, 2012.	For	Issuer	For	With
3	Advisory Vote on Executive Compensation.	For	Issuer	For	With
4	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation - 1 year.	For	Issuer	For	With
5	Shareholder's Proposal Regarding Political Contributions.	Against	Stockholder	Against	With
6	Shareholder's Proposal Regarding Report on Political Contributions.	Against	Stockholder	Against	With
7	Shareholder's proposal Regarding Sustainable Palm Oil.	Against	Stockholder	Against	With

ARTIO GLOBAL INVESTORS

Ticker Symbol:ART	Cusip Number:04315B107
Record Date: 3/12/2012	Meeting Date: 5/11/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: 1a. Richard Pell	For	Issuer	For	With
2	Approval of our named executive officer compensation as disclosed pursuant to Item 402 of Regulation S-K, including the Compensation Discussion and Analysis, the compensation tables, and the related disclosure contained in the 2012 proxy statement set forth under the heading "Executive Compensation".	For	Issuer	For	With
3	The ratification of KPMG LLP as independent registered public accountants for the fiscal year ending December 31, 2012.	For	Issuer	For	With

DELL, INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/20/2011	Meeting Date: 7/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JAMES W. BREWER 2) DONALD J. CARTY 3) MICHAEL S. DELL 4) WILLIAM H. GRAY,III 5) GERARD J. KLEISTERLEE 6) THOMAS W. LUCE,III 7) KLAUS S. LUFT 8) ALEX J. MANDL 9) SHANTANU NARAYEN 10) H. ROSS PEROT,JR.	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2012	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT	For	Issuer	For	With
4	ADVISORY VOTE ON WHETHER FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION SHOULD OCCUR --- EVERY 1 YEAR	For	Issuer	For	With
SH1	INDEPENDENT CHAIRMAN	Against	Stockholder	Against	With
SH2	STOCKHOLDER ACTION BY WRITTEN CONSENT	Against	Stockholder	Against	With
SH3	DECLARATION OF DIVIDENDS	Against	Stockholder	Against	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/13/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1a. Daniel F. Akerson 1b. David Bonderman 1c. Erroll B. Davis, Jr. 1d. Stephen J. Girsky 1e. E. Neville Isdell 1f. Robert D. Krebs 1g. Philip A. Laskawy 1h. Kathryn V. Marinello 1i. James J. Mulva 1j. Patricia F. Russo 1k. Thomas M. Schoewe 1l. Carol M. Stephenson 1m. Theodore M. Solso 1n. Cynthia A. Telles	For	Issuer	For	With
2	Ratification of the Selection of Deloitte & Touche LLP as GM's Independent Registered Public Accounting Firm for 2012.	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation.	For	Issuer	For	With

GOLDMAN SACHS GROUP, INC.

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 3/26/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Lloyd C. Blankfein 1b. M. Michele Burns 1c. Gary D. Cohn 1d. Claes Dahlback 1e. Stephen Friedman 1f. William W. George 1g. James A. Johnson 1h. Lakshmi N. Mittal 1i. James J. Schiro 1j. Debora L. Spar	For	Issuer	For	With
2	Advisory Vote to Approve Executive Compensation (Say on Pay)	For	Issuer	For	With
3	Ratification of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2012	For	Issuer	For	With
4	Shareholder Proposal Regarding Cumulative Voting	Against	Stockholder	Against	With
5	Shareholder Proposal Regarding Executive Compensation and Long-Term Performance	Against	Stockholder	Against	With
6	Shareholder Proposal Regarding Report on Lobbying Expenditures	Against	Stockholder	Against	With

JANUS CAPITAL GROUP, INC.

Ticker Symbol:JNS	Cusip Number:47102X105
Record Date: 3/1/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF AN AMENDMENT TO THE JANUS CAPITAL GROUP INC. CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF DIRECTORS: 2A - TIMOTHY K. ARMOUR 2B - J. RICHARD FREDERICKS 2C - LAWRENCE E. KOCHARD	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE JANUS CAPITAL GROUP INC. INDEPENDENT AUDITOR FOR FISCAL YEAR 2012	For	Issuer	For	With
4	APPROVAL AND ADOPTION OF AN AMENDMENT TO THE JANUS CAPITAL GROUP INC. 2010 LONG-TERM INCENTIVE STOCK PLAN	For	Issuer	For	With
5	APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS (SAY-ON-PAY)	For	Issuer	For	With
6	NON-BINDING ADVISORY VOTE ON SHAREHOLDER PROPOSAL FOR INDEPENDENT CHAIRMAN POLICY	For	Issuer	For	With

JP MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/16/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. James A. Bell 1b. Crandall C. Bowles 1c. Stephen B. Burke 1d. David M. Cole 1e. James S. Crown 1f. James Dimon 1g. Timothy P. Flynn 1h. Ellen V. Futter 1i. Laban P. Jackson, Jr. 1j. Lee R. Raymond 1k. William C. Weldon	For	Issuer	For	With
10	Stock retention	Against	Stockholder	Against	With
2	Appointment of independent registered public accounting firm	For	Issuer	For	With
3	Advisory resolution to approve executive compensation	For	Issuer	For	With
4	Political non-partisanship	Against	Stockholder	Against	With
5	Independent director as chairman	Against	Stockholder	Against	With
6	Loan servicing	Against	Stockholder	Against	With
7	Corporate political contributions report	Against	Stockholder	Against	With
8	Genocide-free investing	Against	Stockholder	Against	With
9	Shareholder action by written consent	Against	Stockholder	Against	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/2/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1 - STEVEN A. BALLMER 2 - DINA DUBLON 3 - WILLAIM H. GATES III 4 - RAYMOND V. GILMARTIN 5 - REED HASTINGS 6 - MARIA M. KLAWE 7 - DAVID F. MARQUARDT 8 - CHARLES H. NOSKI 9 - HELMUT PANKE	For	Issuer	For	With
10	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
11	ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION - 1 YEAR.	For	Issuer	For	With
12	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	For	Issuer	For	With
13	SHAREHOLDER PROPOSAL 1. ESTABLISHMENT OF A BOARD COMMITTEE ON ENVIRONMENTAL SUSTAINABILITY.	Against	Stockholder	Against	With

NACCO INDUSTRIES, INC.

Ticker Symbol:NC	Cusip Number:629579103
Record Date: 3/12/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 01-JOHN P. JUMPER, 02-DENNIS W. LABARRE, 03-RICHARD DE J. OSBORNE, 04-ALFRED M. RANKIN, 05-MICHAEL E. SHANNON, 06-BRITTON T. TAPLIN, 07-DAVID F. TAPLIN, 08-JOHN F. TURBEN, 09-EUGENE WONG	For	Issuer	For	With
2	PROPOSAL TO APPROVE, FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE AND SECTION 303A.08 OF THE NEW YORK STOCK EXCHANGE'S LISTING STANDARDS, THE NACCO INDUSTRIES, INC. EXECUTIVE LONG-TERM INCENTIVE COMPENSATION PLAN (AMENDED AND RESTATED EFFECTIVE MARCH 1, 2012).	For	Issuer	For	With
3	PROPOSAL TO APPROVE, FOR PURPOSES OF SECTION 303A.08 OF THE NEW YORK STOCK EXCHANGE'S LISTING STANDARDS, THE NACCO INDUSTRIES, INC. SUPPLEMENTAL EXECUTIVE LONG-TERM INCENTIVE BONUS PLAN (AMENDED AND RESTATED EFFECTIVE MARCH 1, 2012).	For	Issuer	For	With
4	PROPOSAL TO APPROVE, FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE, THE NACCO MATERIALS HANDLING GROUP, INC. LONG-TERM INCENTIVE COMPENSATION PLAN (AMENDED AND RESTATED EFFECTIVE AS OF JANUARY 1, 2012).	For	Issuer	For	With
5	PROPOSAL TO APPROVE, FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE, THE NACCO ANNUAL INCENTIVE COMPENSATION PLAN (EFFECTIVE JANUARY 1, 2012).	For	Issuer	For	With

XINYUAN REAL ESTATE CO LTD

Ticker Symbol:XIN	Cusip Number:98417P105
Record Date: 11/4/2011	Meeting Date: 12/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY BY THE PASSING OF AN ORDINARY RESOLUTION THE APPOINTMENT OF THE INDEPENDENT AUDITOR EARNST & YOUNG HUA MING FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: July 19, 2012

*Print the name and title of each signing officer under his or her signature.